Note 12 - Financial Liabilities at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trading liabilities:
Trading securities	€ 43,882	€ 36,692
Other trading liabilities	434	373
Total trading liabilities	44,316	37,065
Negative market values from derivative financial instruments	327,775	316,506
Total trading financial liabilities	372,090	353,571
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	41,636	42,723
Loan commitments	2	1
Long-term debt	3,374	4,761
Other financial liabilities designated at fair value through profit or loss	1,570	2,847
Total financial liabilities designated at fair value through profit or loss	46,582	50,332
Investment contract liabilities	526	544
Total financial liabilities at fair value through profit or loss	€ 419,199	€ 404,448